Portfolio of Investments May 31, 2025
NAC
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 168.4% (99.0% of Total Investments)
X 2,745,916,020 MUNICIPAL BONDS - 168.4%  (99.0% of Total Investments) X –
CONSUMER STAPLES - 0.7% (0.4% of Total Investments)
$ 1,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding
Corporation, Turbo, Series 2007A
5 .000% 06/01/47 $ 901,282
2,575,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/49 2,188,636
520,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-1
5 .000 06/01/49 505,140
34,035,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 3,665,627
19,000,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Series 2007B
0 .000 06/01/47 4,458,327
TOTAL CONSUMER STAPLES 11,719,012
EDUCATION AND CIVIC ORGANIZATIONS - 10.8% (6.3% of Total Investments)
6,995,000 California Educational Facilities Authority, Revenue Bonds,
Chapman University, Series 2017B
4 .000 04/01/47 6,297,790
5,725,000 California Educational Facilities Authority, Revenue Bonds,
Stanford University Series 2016U-7
5 .000 06/01/46 6,200,877
4,385,000 California Educational Facilities Authority, Revenue Bonds,
University of the Pacific, Series 2023
5 .000 11/01/53 4,475,262
650,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Academy for Academic Excellence Project,
Series 2020A
5 .000 07/01/55 600,336
1,500,000 (a) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science & Language Academy Project,
Series 2021
4 .000 07/01/61 1,077,299
27,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building, Series
2025
5 .250 05/15/59 28,117,984
1,350,000 (a) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/53 1,250,334
800,000 (a) California Municipal Finance Authority,  Revenue Bonds, Creative
Center of Los Altos Project Pinewood & Oakwood Schools, Series
2016B
4 .000 11/01/36 744,424
1,000,000 (a) California Municipal Finance Authority,  Revenue Bonds, Creative
Center of Los Altos Project Pinewood & Oakwood Schools, Series
2016B
4 .500 11/01/46 873,292
1,210,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5 .000 10/01/39 1,159,272
2,980,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, John Adams Academies, Inc. - Lincoln Project, Taxable
Series 2019B
5 .000 10/01/57 2,581,755
1,000,000 (a) California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A
5 .000 07/01/46 900,749
3,500,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/43 3,411,585
1,650,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
4 .000 12/31/47 1,370,124
4,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/47 3,824,442
1,000,000 California Municipal Finance Authority, Revenue Bonds, The
Master's University & Seminary, Series 2019
5 .000 08/01/48 937,233
3,250,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group, Series
2020A
5 .000 06/01/59 2,595,070

Portfolio of Investments May 31, 2025
(continued)
NAC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 750,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6, Series
2020A
5 .000% 08/01/42 $ 727,050
1,550,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Camino Nuevo Charter Academy Sustainability Series
2023A
5 .250 06/01/53 1,475,782
175,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Kepler Neighborhood School, Series 2017A
5 .000 05/01/27 175,347
1,215,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Lifeline Education Charter School Project, Series 2020A
5 .000 07/01/55 1,117,173
1,320,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds iLead Lancaster Project, Series 2021A
5 .000 06/01/61 1,097,217
1,100,000 (a) California School Finance Authority, Charter School Revenue
Bonds, Stem Preparatory Schools Obligated Group, Series 2023A
5 .375 05/01/63 1,065,655
1,615,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2015A
5 .000 07/01/45 1,605,893
2,150,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016A
5 .000 07/01/46 2,136,066
7,995,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5 .000 07/01/46 7,943,185
8,340,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project, Series
2016C
5 .250 07/01/52 8,343,195
800,000 (a) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
6 .000 07/01/51 805,048
3,430,000 California State University, Systemwide Revenue Bonds,
Refunding Series 2015A
5 .000 11/01/43 3,432,615
10,440,000 California State University, Systemwide Revenue Bonds, Series
2018A
5 .000 11/01/43 10,648,250
1,965,000 California State University, Systemwide Revenue Bonds, Series
2018A
5 .000 11/01/48 1,986,949
2,935,000 University of California, General Revenue Bonds, Limited Project
Series 2017M
5 .000 05/15/52 2,955,056
8,500,000 University of California, General Revenue Bonds, Limited Project
Series 2018O
5 .000 05/15/43 8,657,603
10,390,000 University of California, General Revenue Bonds, Limited Project
Series 2018O
4 .000 05/15/48 9,417,492
3,930,000 University of California, General Revenue Bonds, Series 2018AZ 5 .000 05/15/38 4,049,772
19,025,000 University of California, General Revenue Bonds, Series 2018AZ 5 .000 05/15/48 19,237,079
12,810,000 University of California, General Revenue Bonds, Series 2020BE 4 .000 05/15/47 11,756,187
10,000,000 University of California, General Revenue Bonds, Series 2024BW 5 .000 05/15/54 10,296,415
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 175,346,857
FINANCIALS - 0.0% (0.0% of Total Investments)
1,304,842 (b) Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit
Exchanged From Cusip 74529JAP0
0 .000 08/01/54 245,980
TOTAL FINANCIALS 245,980
HEALTH CARE - 29.9% (17.6% of Total Investments)
6,365,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
4 .000 11/15/41 5,862,766
19,795,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 19,737,266
20,215,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2017A
4 .000 11/15/48 17,138,182
13,110,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2017A
5 .000 11/15/48 13,069,755
5,890,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A
5 .000 11/15/38 6,004,413
7,960,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Refunding Series 2016A
4 .000 03/01/39 7,224,722
7,810,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2013A
4 .000 03/01/43 6,600,094

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 15,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Cedars-Sinai Medical Center, Refunding Series 2016B
4 .000% 08/15/39 $ 14,552,795
7,400,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/47 7,115,036
1,030,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital of Orange County, Series 2024A
5 .000 11/01/54 1,054,349
16,625,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
4 .000 11/15/45 14,883,726
30,630,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
5 .000 11/15/49 29,636,249
31,810,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/44 28,900,279
8,475,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/45 7,656,417
2,720,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/49 2,319,466
4,430,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2024A
5 .000 12/01/54 4,441,844
24,625,000 California Health Facilities Financing Authority, Revenue Bonds,
Lucile Salter Packard Children's Hospital at Stanford, Refunding
Forward Delivery Series 2022A
4 .000 05/15/51 21,242,569
2,230,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2014A
5 .000 10/01/38 2,230,524
16,375,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5 .000 10/01/44 16,374,242
26,330,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A
4 .000 10/01/47 22,312,879
9,655,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5 .250 07/01/49 9,671,773
29,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series 2024A
5 .250 07/01/54 28,690,903
16,185,000 California Municipal Finance Authority, Revenue Bonds,
Community Health System, Series 2021A - AGM Insured
4 .000 02/01/51 13,976,296
3,095,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/42 3,041,678
685,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 665,669
11,830,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/36 11,865,679
1,420,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/41 1,340,590
9,335,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .000 11/01/47 8,248,325
6,770,000 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
5 .250 11/01/47 6,229,226
5,330,000 California Municipal Financing Authority, Certificates of
Participation, Palomar Health, Series 2022A
5 .250 11/01/52 5,379,031
12,485,000 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017
5 .000 10/15/47 11,799,321
14,550,000 California Public Finance Authority, Revenue Bonds, Hoag
Memorial Hospital Presbyterian, Fixed Period Series 2022A
4 .000 07/15/51 12,792,497
5,310,000 California Statewide Communities Development Authority,
California, Redlands Community Hospital, Revenue Bonds, Series
2016
5 .000 10/01/46 5,154,490
1,000,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/34 1,000,397
1,200,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/44 1,167,156
2,375,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500 12/01/54 2,316,763

Portfolio of Investments May 31, 2025
(continued)
NAC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 13,235,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250% 12/01/56 $ 12,851,362
46,490,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500 12/01/58 45,355,123
2,345,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2015A
5 .000 03/01/35 2,352,735
3,760,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2018A
5 .000 03/01/48 3,646,667
6,465,000 California Statewide Communities Development Authority,
Revenue Bonds, John Muir Health, Series 2016A
4 .000 08/15/51 5,562,945
4,000,000 California Statewide Community Development Authority,
Certificates of Participation, Methodist Hospital of Southern
California, Series 2018
5 .000 01/01/48 4,024,740
2,475,000 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022A
- AGM Insured
5 .250 08/15/52 2,512,047
22,115 (c),(d) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5 .750 12/31/25 22,115
24,126 (c),(d) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5 .750 07/01/30 24,126
16,889 (c),(d) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5 .750 07/01/35 16,889
22,771 (c),(d) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5 .500 07/01/39 22,771
3,920,000 Madera County, California, Certificates of Participation, Valley
Children's Hospital Project, Series 1995 - NPFG Insured
5 .750 03/15/28 4,047,367
21,355,000 Palomar Pomerado Health System, California, Revenue Bonds,
Refunding Series 2016
5 .000 11/01/36 18,561,843
4,500,000 Palomar Pomerado Health System, California, Revenue Bonds,
Refunding Series 2016
4 .000 11/01/39 3,297,934
9,000,000 University of California Regents, Medical Center Pooled Revenue
Bonds, Series 2022P
5 .000 05/15/47 9,193,416
4,410,000 University of California Regents, Medical Center Pooled Revenue
Bonds, Series 2022P
4 .000 05/15/53 3,814,821
755,000 Washington Township Health Care District, California, Revenue
Bonds, Series 2023A
5 .750 07/01/53 776,042
TOTAL HEALTH CARE 487,780,310
HOUSING/MULTIFAMILY - 19.0% (11.2% of Total Investments)
11,535,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 7,156,588
22,070,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Junior Series
2021A-2
4 .000 08/01/47 16,828,830
35,110,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5 .000 02/01/50 24,578,334
660,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments, Series
2021A-2
4 .000 02/01/50 490,345
2,020,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, The Arbors, Series 2020A
5 .000 08/01/50 1,868,614
1,385,000 (a) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Verdant at Green Valley Apartments,
Series 2019A
5 .000 08/01/49 1,232,070
9,320,000 (a) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 7,550,090
20,685,823 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2019-2
4 .000 03/20/33 20,552,412

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 13,216,639 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-1
3 .500% 11/20/35 $ 12,277,606
4,944,477 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-3
3 .250 08/20/36 4,549,108
3,235,054 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series2019-1
4 .250 01/15/35 3,250,204
17,529,351 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Social Certificates Series 2023-1
4 .375 09/20/36 17,379,462
1,465,000 (a) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
5 .500 07/01/50 1,500,253
1,000,000 (a) California Public Finance Authority, University Housing Revenue
Bonds, National Campus Community Development - Claremont
Properties LLC Claremont Colleges Project, Refunding Series
2023A
6 .000 07/01/53 1,068,185
23,750,000 (a) CMFA Special Finance Agency I, California, Essential Housing
Revenue Bonds, The Mix at Center City, Series 2021A-2
4 .000 04/01/56 17,154,257
8,060,000 (a) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Enclave Apartments, Senior Series 2022A-1
4 .000 08/01/58 5,865,617
3,265,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-1
3 .600 05/01/47 2,585,184
11,510,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-2
3 .250 05/01/57 7,554,152
12,910,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior
Lien Series 2021A
4 .000 10/01/56 10,074,036
7,450,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-1
3 .500 10/01/46 5,818,931
20,500,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4 .000 10/01/56 15,165,918
26,165,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A
5 .000 01/01/54 23,401,764
4,700,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-1
2 .875 08/01/41 4,079,767
7,030,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-2
3 .125 08/01/56 5,034,634
3,565,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-1
3 .400 10/01/46 2,700,947
23,660,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2
4 .000 10/01/56 17,395,847
2,215,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .000 07/01/43 1,674,321
9,645,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .125 07/01/56 6,144,421
7,345,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series
2021A-2
4 .000 09/01/56 5,263,367
450,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Orange City Portfolio, Mezzanine Lien
Series 2021B
4 .000 03/01/57 315,004
11,140,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Parallel-Anaheim Series 2021A
4 .000 08/01/56 9,384,235
4,020,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond,
Mezzanine Senior Series 2021B
4 .000 12/01/56 2,891,080
8,025,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Union South Bay, Series 2021A-2
4 .000 07/01/56 6,073,642

Portfolio of Investments May 31, 2025
(continued)
NAC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 2,010,000 (a) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Waterscape Apartments, Mezzanine
Lien Series 2021B
4 .000% 09/01/46 $ 1,600,605
5,700,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-1
3 .000 06/01/47 3,824,296
20,760,000 (a) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 12,012,267
21,185,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3 .000 12/01/49 13,666,897
4,190,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .400 12/01/54 3,661,821
7,290,000 Los Angeles Housing Authority, California, Multifamily Housing
Revenue Bonds, Clarendon Apartments, Senior Series 2024A
4 .500 12/01/59 6,544,446
TOTAL HOUSING/MULTIFAMILY 310,169,557
LONG-TERM CARE - 0.5% (0.3% of Total Investments)
6,120,000 California Municipal Finance Authority, Revenue Bonds,
HumanGood California Obligated Group, Refunding Series 2019
4 .000 10/01/37 5,933,093
1,900,000 California Statewide Communities Development Authority,
Revenue Bonds, Odd Fellows Home of California Project, Insured
Refunding Series 2023A
4 .000 04/01/43 1,808,133
1,000,000 California Statewide Communities Development Authority,
Revenue Bonds, Odd Fellows Home of California Project, Insured
Refunding Series 2023A
4 .125 04/01/53 919,908
TOTAL LONG-TERM CARE 8,661,134
TAX OBLIGATION/GENERAL - 29.1% (17.1% of Total Investments)
4,125,000 Alameda Unified School District, Alameda County, California,
General Obligation Bonds, Series 2004A - AGM Insured
0 .000 08/01/25 4,103,934
20,995,000 Berkeley Unified School District, Alameda County, California,
General Obligation Bonds, Election of 2020 Series 2024D
4 .000 08/01/54 19,050,443
4,420,000 Butte-Glenn Community College District, Butte and Glenn
Counties, California, General Obligation Bonds, Election 2016
Series 2017A
5 .250 08/01/46 4,511,113
2,500,000 California State, General Obligation Bonds, Refunding Various
Purpose Bid Group C Series 2016
5 .000 09/01/32 2,553,000
4,000,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2016
5 .000 09/01/35 4,070,050
3,570,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2021. Forward Delivery
5 .000 09/01/41 3,783,302
50,000 California State, General Obligation Bonds, Series 2013 5 .000 02/01/29 50,077
1,000,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2016
5 .000 09/01/34 1,018,862
14,780,000 California State, General Obligation Bonds, Various Purpose
Series 2017
5 .000 11/01/47 14,958,010
5,000,000 California State, General Obligation Bonds, Various Purpose
Series 2018. Bid Group A/B
5 .000 10/01/48 5,085,328
1,770,000 California State, General Obligation Bonds, Various Purpose
Series 2020
4 .000 11/01/45 1,647,587
945,000 Centinela Valley Union High School District, Los Angeles County,
California, General Obligation Bonds, Series 2002A - NPFG
Insured
5 .250 02/01/26 957,746
5,400,000 Central Unified School District, Fresno County, California,
General Obligation Bonds, 2016 Election Series 2018B.
4 .000 08/01/48 4,930,610
7,850,000 Cerritos Community College District, California, General
Obligation Bonds, Election of 2022 Series 2024A
4 .000 08/01/49 7,200,414
7,860,000 Corona-Norco Unified School District, Riverside County,
California, General Obligation Bonds, Election 2014, Series
2019C - BAM Insured
3 .000 08/01/44 6,053,825
15,285,000 Desert Community College District, Riverside County, California,
General Obligation Bonds, Election of 2016 Series 2024
4 .000 08/01/51 13,912,243
5,000,000 Elk Grove Unified School District, Sacramento County, California,
General Obligation Bonds, Election of 2016, Series 2017
4 .000 08/01/46 4,599,871

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 15,250,000 Glendale Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Taxable
Refunding Series 2020B
4 .000% 08/01/50 $ 13,561,339
18,500,000 Grossmont Healthcare District, California, General Obligation
Bonds, Refunding Series 2015D
4 .000 07/15/40 18,522,120
6,185,000 Grossmont-Cuyamaca Community College District, California,
General Obligation Bonds, Refunding Series 2018
4 .000 08/01/47 5,673,836
5,150,000 Hacienda La Puente Unified School District Facilities Financing
Authority, California, General Obligation Revenue Bonds,
Program Series 2007 - AGM Insured
5 .000 08/01/26 5,286,778
3,000,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series
2017A
4 .000 08/01/47 2,752,063
5,585,000 Lake Elsinore Unified School District, Riverside County, California,
General Obligation Bonds, 2016 Election Series B - BAM Insured
4 .000 08/01/49 4,927,346
5,630,000 (e) Lake Tahoe Unified School District, El Dorado County, California,
General Obligation Bonds, Series 2010 - AGM Insured
0 .000 08/01/45 4,518,078
4,140,000 Los Angeles Community College District, California, General
Obligation Bonds, 2008 Election Series 2017J
4 .000 08/01/41 3,932,639
1,285,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Measure Q Series 2020C
4 .000 07/01/40 1,249,994
3,100,000 Manteca Unified School District, San Joaquin County, California,
General Obligation Bonds, Election 2014 Series 2017B
4 .000 08/01/42 2,870,670
10,000,000 Marin Healthcare District, Marin County, California, General
Obligation Bonds, 2013 Election, Series 2015A
4 .000 08/01/40 9,496,623
7,500,000 Marin Healthcare District, Marin County, California, General
Obligation Bonds, 2013 Election, Series 2015A
4 .000 08/01/45 6,774,041
4,100,000 Monrovia Unified School District, Los Angeles County, California,
General Obligation Bonds, Series 2001B - FGIC Insured
0 .000 08/01/27 3,830,045
4,650,000 Monterey Peninsula Community College District, Monterey
County, California, General Obligation Bonds, Election of 2020
Series 2024B
4 .000 08/01/51 4,193,076
6,950,000 Morgan Hill Unified School District, Santa Clara County,
California, General Obligation Bonds, Election 2012 Series
2017B
4 .000 08/01/47 6,386,020
10,765,000 North Orange County Community College District, California,
General Obligation Bonds, Election of 2002 Series 2003B - FGIC
Insured
0 .000 08/01/27 10,099,157
5,000,000 Oakland Unified School District, Alameda County, California,
General Obligation Bonds, Election 2020, Series 2023A - AGM
Insured
5 .250 08/01/48 5,255,206
10,330,000 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A
0 .000 08/01/35 5,670,034
5,000,000 Paramount Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2006 Series 2011
6 .375 08/01/45 5,707,865
7,350,000 Pleasant Valley School District, Ventura County, California,
General Obligation Bonds, Refunding Series B
4 .000 08/01/46 6,761,811
16,736,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 14,349,704
28,000,000 San Bernardino Community College District, California, General
Obligation Bonds, Election of 2008 Series 2009B
0 .000 08/01/44 11,489,682
7,500,000 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds Election of 2016 Green Series 2022D-1
4 .250 08/01/52 7,040,989
9,760,000 San Francisco Community College District, California, General
Obligation Bonds, Election 2020 Series 2020A
4 .000 06/15/45 8,968,504
4,970,000 San Rafael City High School District, Marin County, California,
General Obligation Bonds, Series 2004B - FGIC Insured
0 .000 08/01/27 4,641,773
10,000,000 Santa Cruz City High School District, Santa Cruz County,
California, General Obligation Bonds, Election of 2022, Series
2024A
4 .000 08/01/54 8,899,170
4,175,000 Southwestern Community College District, San Diego County,
California, General Obligation Bonds, Election of 2002, Series
2004 - FGIC Insured
0 .000 08/01/25 4,154,084

Portfolio of Investments May 31, 2025
(continued)
NAC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 5,530,000 (e) Stockton Unified School District, San Joaquin County, California,
General Obligation Bonds, Election 2008 Series 2011D - AGM
Insured
0 .000% 08/01/50 $ 6,062,329
26,000,000 (e) Sylvan Union School District, Stanislaus County, California,
General Obligation Bonds, Election of 2006, Series 2010 - AGM
Insured
0 .000 08/01/49 21,932,388
4,740,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2004 Election Series
2013B
5 .500 08/01/38 4,750,087
4,830,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2004 Election Series
2013B
5 .500 08/01/40 4,839,925
20,510,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2004 Election Series
2013B
5 .000 08/01/43 19,948,356
4,355,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2013A
5 .500 08/01/38 4,364,268
3,500,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2013A
5 .500 08/01/40 3,507,192
8,410,000 Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2015B
4 .000 08/01/45 7,499,004
750,000 Washington Township Health Care District, California, General
Obligation Bonds, 2020 Election Series 2023B - AGM Insured
4 .250 08/01/45 726,989
2,575,000 Washington Township Health Care District, California, General
Obligation Bonds, 2020 Election Series 2023B
5 .250 08/01/48 2,731,721
140,160,000 (e) Yosemite Community College District, California, General
Obligation Bonds, Capital Appreciation, Election 2004, Series
2010D
0 .000 08/01/42 111,848,969
TOTAL TAX OBLIGATION/GENERAL 473,710,290
TAX OBLIGATION/LIMITED - 15.8% (9.3% of Total Investments)
1,675,000 Beaumont Financing Authority, California, Local Agency Revenue
Bonds, Improvement Area 19A, Series 2015B
5 .000 09/01/35 1,678,883
1,655,000 Bell Community Housing Authority, California, Lease Revenue
Bonds, Series 2005 - AMBAC Insured
5 .000 10/01/36 1,602,500
615,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5 .000 09/02/36 615,140
1,200,000 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified
Series 2019
5 .000 08/01/44 1,219,694
13,520,000 California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Series 2014E
5 .000 09/01/39 13,530,985
1,605,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2016B
5 .000 09/02/46 1,606,802
2,550,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2017C
5 .000 09/02/47 2,555,372
2,000,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
5 .000 09/02/47 2,005,410
1,355,000 Corona, California, Special Tax Bonds, Community Facilities
District 2018-1 Bedford, Series 2018A
5 .000 09/01/43 1,362,513
545,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000 06/01/51 533,358
9,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/32 9,038,421
11,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/39 10,833,684

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 5,250,000 Irvine Facilities Financing Authority, California, Special Tax
Revenue Bonds, Great Park Infrastructure Project Series 2023A
5 .000% 09/01/43 $ 5,497,535
1,955,000 Jurupa Public Financing Authority, California, Special Tax
Revenue Bonds, Series 2015A
5 .000 09/01/43 1,958,037
810,000 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Refunding Series 2015
5 .000 09/01/40 802,591
1,000,000 Lathrop, California, Limited Obligation Improvement Bonds,
Crossroads Assessment District, Series 2015
5 .000 09/02/40 996,101
5,620,000 Los Angeles County Metropolitan Transportation Authority,
California, Measure R Sales Tax Revenue Bonds, Senior Series
2016A
5 .000 06/01/37 5,682,587
10,455,000 Los Angeles County Metropolitan Transportation Authority,
California, Measure R Sales Tax Revenue Bonds, Senior Series
2016A
5 .000 06/01/38 10,560,985
5,000,000 Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Green Senior
Lien Series 2019A
5 .000 07/01/39 5,154,947
20,735,000 Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Green Senior
Lien Series 2019A
5 .000 07/01/44 21,212,011
3,995,000 Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Senior Lien
Series 2017A
5 .000 07/01/42 4,053,236
2,000,000 Los Angeles County Public Works Financing Authority, California,
Lease Revenue Bonds, Series 2019E-1
5 .000 12/01/49 2,024,452
1,835,000 Modesto, California, Speical Tax Bonds, Community Faclities
District 2004-1 Village One 2, Refunding Series 2014
5 .000 09/01/31 1,837,155
1,000,000 Norco Redevelopment Agency, California, Tax Allocation Bonds,
Project Area 1, Series 2009
7 .000 03/01/34 1,002,963
2,215,000 Ontario Redevelopment Financing Authority, San Bernardino
County, California, Revenue Bonds, Redevelopment Project 1,
Refunding Series 1995 - NPFG Insured
7 .400 08/01/25 2,226,044
6,055,000 Orange County Local Transportation Authority, California,
Measure M2 Sales Tax Revenue Bonds, Limited Tax Series 2019
5 .000 02/15/41 6,317,984
14,741,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 3,479,989
85,962,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 80,766,078
5,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 5,135,981
43,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 37,262
8,185,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 7,337,912
815,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area 1,
Refunding Series 2022A-1 - AGM Insured
4 .250 09/01/47 763,596
5,000,000 Riverside County Transportation Commission, California, Sales
Tax Revenue Bonds, Refunding Limited Tax Series 2017B
5 .000 06/01/38 5,165,378
385,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westpark, Refunding Series 2015
5 .000 09/01/31 385,518
575,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westpark, Refunding Series 2015
5 .000 09/01/37 575,411
4,250,000 Sacramento City Financing Authority, California, Tax Allocation
Revenue Bonds, Merged Downtown Sacramento and Oak Park
Projects, Series 2005A - FGIC Insured
0 .000 12/01/31 3,280,056
730,000 San Buenaventura Redevelopment Agency, California, Tax
Allocation Bonds, Merged Project Areas, Series 2008
7 .750 08/01/28 732,705
1,325,000 San Buenaventura Redevelopment Agency, California, Tax
Allocation Bonds, Merged Project Areas, Series 2008
8 .000 08/01/38 1,329,674
1,655,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Special Tax Bonds, Community
Facilities District 7, Hunters Point Shipyard Phase One
Improvements, Refunding Series 2014
5 .000 08/01/39 1,655,842

Portfolio of Investments May 31, 2025
(continued)
NAC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 5,000,000 San Francisco City and County Redevelopment Agency
Successor Agency, California, Tax Allocation Bonds, Mission Bay
North Redevelopment Project, Refunding Series 2016A - NPFG
Insured
5 .000% 08/01/41 $ 5,020,019
540,000 Signal Hill Redevelopment Agency, California, Project 1 Tax
Allocation Bonds, Series 2011
7 .000 10/01/26 541,522
2,500,000 Stockton Public Financing Authority, California, Revenue Bonds,
Arch Road East Community Facility District 99-02, Series 2018A
5 .000 09/01/37 2,552,430
735,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5 .500 09/01/27 755,585
1,435,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5 .750 09/01/32 1,497,587
5,520,000 (a) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .250 09/01/47 5,660,134
1,700,000 Tracy, California, Special Tax Bonds, Community Facilities District
2016-1 Tracy Hills,  Improvement Area 2, Series 2023
5 .750 09/01/48 1,777,503
4,315,000 Transbay Joint Powers Authority, California, Tax Allocation Bonds,
Senior Green Series 2020A
5 .000 10/01/45 4,188,911
7,285,000 Transbay Joint Powers Authority, California, Tax Allocation Bonds,
Senior Green Series 2020A
5 .000 10/01/49 6,972,990
1,430,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5 .000 10/01/32 1,433,606
TOTAL TAX OBLIGATION/LIMITED 256,955,079
TRANSPORTATION - 27.9% (16.4% of Total Investments)
7,025,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Series 2023F-2
4 .125 04/01/54 6,355,177
10,000,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7
4 .000 04/01/37 9,896,072
5,760,000 Burbank-Glendale-Pasadena Airport Authority, California, Airport
Revenue Bonds, Senior Series 2024B - AGM Insured, (AMT)
4 .500 07/01/54 5,261,455
7,775,000 California Municipal Finance Authority, Special Facility Revenue
Bonds, United Airlines, Inc. Los Angeles International Airport
Project, Series 2019, (AMT)
4 .000 07/15/29 7,572,978
10,979,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2021A
4 .000 01/15/46 10,330,508
7,500,000 Long Beach, California, Harbor Revenue Bonds, Series 2019A 5 .000 05/15/49 7,687,540
11,400,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Green
Series 2025A, (AMT)
5 .250 05/15/50 11,630,089
13,600,000 (f) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Green
Series 2025A, (AMT), (UB)
5 .250 05/15/50 13,874,493
4,160,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Lien
Private Activity Series 2021A, (AMT)
5 .000 05/15/46 4,159,893
13,625,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Refunding Subordinate Lien
Private Activity Series 2021A, (AMT)
5 .000 05/15/51 13,437,818
4,850,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Senior Series 2022H, (AMT)
5 .000 05/15/42 4,867,778
5,080,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Senior Series 2022H, (AMT)
5 .000 05/15/52 5,006,863
24,405,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2016B, (AMT)
5 .000 05/15/46 24,154,417
3,310,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018C, (AMT)
5 .000 05/15/44 3,277,845
5,000,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2018D, (AMT)
5 .000 05/15/48 4,912,038
5,485,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2019E
5 .000 05/15/44 5,555,888

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 945,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (AMT)
5 .000% 05/15/37 $ 979,445
22,230,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (AMT)
5 .000 05/15/46 22,229,438
3,750,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2022A, (AMT)
5 .000 05/15/45 3,755,431
4,780,000 Riverside County Transportation Commission, California, Toll
Revenue Second Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021C
4 .000 06/01/47 4,171,812
7,750,000 Riverside County Transportation Commission, California, Toll
Revenue Senior Lien Bonds, RCTC 91 Express Lanes, Refunding
Series 2021B-1
4 .000 06/01/46 6,916,547
20,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5 .250 07/01/58 20,350,244
3,600,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Refunding Subordinate Series 2019A
5 .000 07/01/34 3,827,650
1,250,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Refunding Subordinate Series 2019A
5 .000 07/01/36 1,316,107
6,000,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021A
4 .000 07/01/51 5,334,347
16,410,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .500 05/01/42 17,276,852
11,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .500 05/01/43 11,528,448
1,845,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023C, (AMT)
5 .750 05/01/48 1,940,453
4,135,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A, (AMT)
5 .250 05/01/55 4,184,721
10,815,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A, (AMT)
5 .500 05/01/55 11,230,240
34,270,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Governmental Purpose
Second Series 2017B
5 .000 05/01/47 34,450,699
3,040,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/38 3,092,724
43,180,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/44 43,020,087
22,345,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/49 22,051,785
22,835,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B, (AMT)
5 .000 05/01/46 22,571,393
10,910,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2017A, (AMT)
5 .000 05/01/42 10,795,986
3,775,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5 .000 05/01/48 3,698,616
24,820,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5 .250 05/01/48 24,897,754
4,900,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5 .000 05/01/40 4,947,227
3,540,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E, (AMT)
5 .000 05/01/50 3,480,477
7,510,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019F
5 .000 05/01/50 7,581,401
16,936,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Refunding Senior Lien Toll Road Revenue
Bonds, Series 2021A
4 .000 01/15/50 14,835,408

Portfolio of Investments May 31, 2025
(continued)
NAC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 6,250,000 San Jose, California, Airport Revenue Bonds, Refunding Series
2017A, (AMT)
5 .000% 03/01/47 $ 6,138,622
TOTAL TRANSPORTATION 454,584,766
U.S. GUARANTEED - 4.2% (2.5% of Total Investments) (g)
18,400,000 Antelope Valley Community College District, Los Angeles
County, California, General Obligation Bonds, Election 2016
Series 2017A, (Pre-refunded 2/15/27)
5 .250 08/01/42 19,129,670
1,285,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2015A, (Pre-
refunded 8/15/25)
5 .000 08/15/43 1,290,404
12,880,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre-
refunded 11/15/26)
5 .000 11/15/46 13,313,152
16,250,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2016A, (Pre-refunded
11/15/25)
5 .000 11/15/46 16,411,315
95,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, (Pre-refunded 4/01/30)
4 .000 04/01/49 99,960
7,500,000 Desert Community College District, Riverside County, California,
General Obligation Bonds, Refunding Series 2016, (Pre-refunded
2/01/26)
5 .000 08/01/37 7,611,035
55,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (Pre-refunded 11/15/31), (AMT)
5 .000 05/15/37 59,803
70,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (Pre-refunded 11/15/31), (AMT)
5 .000 05/15/46 76,113
5,840,000 Orange County Water District, California, Revenue Certificates of
Participation, Series 1999A, (ETM)
5 .375 08/15/29 6,248,962
905,000 Orange County Water District, California, Revenue Certificates
of Participation, Series 2003B, (Pre-refunded 8/15/32) - NPFG
Insured
5 .000 08/15/34 1,025,286
2,000,000 Puerto Rico Public Finance Corporation, Commonwealth
Appropriation Bonds, Series 2002E, (ETM)
6 .000 08/01/26 2,057,486
1,460,000 Rohnert Park Community Development Commission, California,
Tax Allocation Bonds, Redevelopment Project Series 2007R -
FGIC Insured, (ETM)
5 .000 08/01/37 1,527,402
5,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (Pre-
refunded 5/01/28), (AMT)
5 .000 05/01/48 5,168
TOTAL U.S. GUARANTEED 68,855,756
UTILITIES - 30.5% (17.9% of Total Investments)
44,950,000 (f) California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2023G, (Mandatory Put
4/01/30), (UB)
5 .250 11/01/54 47,171,753
5,000,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024A, (Mandatory Put
4/01/32)
5 .000 05/01/54 5,249,604
38,915,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024B, (Mandatory Put
12/01/32)
5 .000 01/01/55 40,033,281
5,150,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024C, (Mandatory Put
10/01/32)
5 .000 08/01/55 5,366,618
3,925,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 07/01/37 3,924,720
69,535,000 (a) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 65,857,322
2,200,000 East Bay Municipal Utility District, Alameda and Contra Costa
Counties, California, Water System Revenue Bonds, Green Series
2017A
5 .000 06/01/45 2,233,598

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 5,000,000 East Bay Municipal Utility District, Alameda and Contra Costa
Counties, California, Water System Revenue Bonds, Green Series
2019A
5 .000% 06/01/49 $ 5,115,248
2,500,000 El Dorado Irrigation District, California, Certificates of
Participation, Revenue Bonds, Series 2024A
4 .000 03/01/50 2,214,859
14,140,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .000 11/15/35 14,984,056
7,610,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .500 11/15/37 8,359,288
62,085,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2017C
5 .000 07/01/47 61,213,643
8,960,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2018D
5 .000 07/01/38 9,053,471
3,910,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2018D
5 .000 07/01/39 3,940,774
8,980,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2019A
5 .000 07/01/45 8,918,158
8,960,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2020B
5 .000 07/01/40 9,150,427
5,105,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2020B
5 .000 07/01/45 5,135,566
24,625,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2020B
5 .000 07/01/50 24,589,446
2,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2021C
5 .000 07/01/51 1,989,574
4,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022B
5 .000 07/01/47 4,024,383
6,500,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022B
5 .000 07/01/52 6,462,805
3,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022C
5 .000 07/01/39 3,092,936
2,325,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2022C
5 .000 07/01/41 2,383,623
4,370,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025A - BAM Insured
5 .000 07/01/53 4,422,799
3,500,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2022B
5 .000 07/01/52 3,479,972
2,875,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2023A
5 .000 07/01/49 2,885,268
10,000,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2016A
5 .000 07/01/46 9,858,636
35,245,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2017A
5 .000 07/01/44 35,199,626
2,000,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5 .000 07/01/36 2,085,068
3,000,000 Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C
5 .000 07/01/38 3,090,495
5,000,000 Los Angeles, California, Wastewater System Revenue Bonds,
Green Subordinate Series 2018A
5 .000 06/01/43 5,101,167
6,500,000 Metropolitan Water District of Southern California, Water
Revenue Bonds, Refunding Series 2023A
5 .000 04/01/53 6,790,465
7,525,000 Moulton Niguel Water District, California, Certificates of
Participation, Series 2019
3 .000 09/01/44 5,948,790
2,820,000 Orange County Sanitation District, California, Wastewater
Revenue Bonds, Refunding Series 2016A
5 .000 02/01/35 2,849,796
4,415,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 4,189,409
2,950,000 Sacramento County Sanitation Districts Financing Authority,
California, Revenue Bonds, Sacramento Regional County
Sanitation District, Series 2020A
5 .000 12/01/50 3,041,421
16,670,000 Sacramento Municipal Utility District, California, Electric Revenue
Bonds, Climate Certified Green Series 2023K
5 .000 08/15/53 17,292,821
7,000,000 Sacramento Municipal Utility District, California, Electric Revenue
Bonds, Series 2019G
5 .000 08/15/41 7,223,724

Portfolio of Investments May 31, 2025
(continued)
NAC

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,510,000 Sacramento Municipal Utility District, California, Electric Revenue
Bonds, Series 2020H
5 .000% 08/15/50 $ 1,553,756
4,000,000 San Diego Public Facilities Financing Authority, California, Water
Revenue Bonds, Senior Series 2023A
4 .000 08/01/52 3,637,516
1,180,000 San Diego Public Facilities Financing Authority, California, Water
Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B
5 .000 08/01/37 1,196,125
1,250,000 San Joaquin County, California, Revenue Bonds, CSA County
Service Area 31, Refunding Series 2018A
5 .000 08/01/38 1,245,975
4,000,000 Southern California Public Power Authority, Natural Gas Project 1
Revenue Bonds, Series 2007A
5 .000 11/01/33 4,194,127
31,970,000 Southern California Public Power Authority, Southern
Transmission System Renewal Project Revenue Bonds, Series
2023-1A
5 .000 07/01/48 32,135,170
TOTAL UTILITIES 497,887,279
TOTAL MUNICIPAL BONDS
(Cost $2,839,612,359) 2,745,916,020
TOTAL LONG-TERM INVESTMENTS
(Cost $2,839,612,359) 2,745,916,020
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.7% (1.0% of Total Investments)
X 28,000,000 MUNICIPAL BONDS - 1.7%  (1.0% of Total Investments) X –
TAX OBLIGATION/GENERAL - 1.7% (1.0% of Total Investments)
$ 28,000,000 (h),(i) California State, General Obligation Bonds, Variable Rate Weekly
Rate Period, Series 2024c-2
0 .970 05/01/47 $ 28,000,000
TOTAL TAX OBLIGATION/GENERAL 28,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $28,000,000) 28,000,000
TOTAL INVESTMENTS - 170.1%
(Cost $2,867,612,359) 2,773,916,020
BORROWINGS - (1.8)% (j) (29,800,000)
FLOATING RATE OBLIGATIONS - (2.7)%   (44,590,000)
MFP SHARES, NET - (16.9)% (k) (274,935,151)
VRDP SHARES, NET - (55.5)% (l) (905,574,419)
OTHER ASSETS & LIABILITIES, NET - 6.8% 111,755,041
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,630,771,491
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $406,652,985 or 14.7% of Total Investments.
(b) Effective February 12, 2019, the par value of the original bonds was replaced with taxable and tax exempt Puerto Rico Sales Tax
Financing Corporation (commonly known as COFINA) bond units that are collateralized by a bundle of zero and coupon paying bonds. The quantity shown represents units in a trust, which were assigned according to the original bond’s accreted value. These securities do not have a stated coupon interest rate and income will be recognized through accretion of the discount associated with the trust units. The factor at which these units accrete can also decrease, primarily for principal payments generated from coupon payments received or dispositions of the underlying bond collateral. The quantity of units will not change as a result of these principal payments.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(h) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(i) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(j) Borrowings as a percentage of Total Investments is 1.1%.
(k) MFP Shares, Net as a percentage of Total Investments is 9.9%.
(l) VRDP Shares, Net as a percentage of Total Investments is 32.6%.
NAC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 2,745,830,119 $ 85,901 $ 2,745,916,020
Short-Term Investments:
Municipal Bonds – 28,000,000 – 28,000,000
Total $ – $ 2,773,830,119 $ 85,901 $ 2,773,916,020